FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Schedule of Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets
The following table summarizes revenues and associated expenses related to HMLP:

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2026	2025	2026	2025
Revenues from Construction and Management Services	53	50	129	116
Transportation Expenses	65	66	200	203
The following table provides a reconciliation of changes in the fair value of private equity investments held and classified as FVOCI during the period:

Total
As at December 31, 2025	193
Acquisitions	5
Changes in Fair Value	3
As at September 30, 2026	201

Schedule of Unrealized Risk Management Positions
Summary of Risk Management Positions

	September 30, 2026			December 31, 2025
	Risk Management			Risk Management
As at	Asset	Liability	Net	Asset	Liability	Net
Crude Oil, Condensate, Natural Gas and Refined Products	170	141	29	27	30	(3)
Power Contracts	5	—	5	2	—	2
Renewable Power Contracts	17	9	8	17	6	11
Foreign Exchange Rate Contracts	—	14	(14)	—	—	—
	192	164	28	46	36	10

Schedule of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value
The following table presents the Company’s fair value hierarchy for risk management assets and liabilities carried at fair value:

	September 30,	December 31,
As at	2026	2025
Level 2 – Prices Sourced From Observable Data or Market Corroboration	20	(1)
Level 3 – Prices Sourced From Partially Unobservable Data	8	11
	28	10

Schedule of Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities
The following table provides a reconciliation of changes in the fair value of Cenovus’s risk management assets and liabilities:

Total
As at December 31, 2025	10
Change in Fair Value of Contracts in Place, Beginning of Year	5
Change in Fair Value of Contracts Entered Into During the Period	(85)
Fair Value of Contracts Realized During the Period	98
As at September 30, 2026	28

Schedule of Earnings Impact of (Gain) Loss from Risk Management Positions	Earnings Impact of (Gains) Losses From Risk Management Positions

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2026	2025	2026	2025
Realized (Gain) Loss	5	17	98	(14)
Unrealized (Gain) Loss	2	(19)	(18)	(65)
(Gain) Loss on Risk Management	7	(2)	80	(79)